GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 13,523,266	$ 7,465,373
Net loss	6,057,893	5,231,877
Cash used in operating activities	$ 1,674,395	$ 1,540,167